CONDENSED, CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $)		Total	Total equity before non-controlling interest	Beneficial Ownership Interests	Accumulated Other Comprehensive Income (Loss)	Accumulated Retained Earnings	Non-controlling Interest		Predecessor	Predecessor Market Auction Preferred Stock	Predecessor Common Stock	Predecessor Paid-in Capital	Predecessor Accumulated Other Comprehensive Income (Loss)	Predecessor Accumulated Retained Earnings
Balance at Dec. 31, 2013									$ 7,442,885,000	$ 100,000,000	$ 1,053,582,000	$ 1,272,604,000	$ (4,184,000)	$ 5,020,883,000
Balance (in shares) at Dec. 31, 2013										1,000	45,267,723
Increase (Decrease) in Shareholders' Equity
Preferred stock dividends									(90,000)					(90,000)
Net income									143,908,000					143,908,000
Other comprehensive income									2,623,000				2,623,000
Dividend paid to AIG									(600,000,000)					(600,000,000)	[1]
Other	[2]											63,000
Other									3,021,000					2,958,000	[1]
Balance at May. 13, 2014										100,000,000	1,053,582,000	1,272,667,000	(1,561,000)	4,567,659,000
Balance (in shares) at May. 13, 2014										1,000	45,267,723
Balance at Feb. 04, 2014
Increase (Decrease) in Shareholders' Equity
Issuance of Series 1 Beneficial Interests to AerCap Ireland Capital Limited		4,634,688,000	4,557,641,000	4,557,641,000			77,047,000	[3]
Net income		127,712,000	127,712,000			127,712,000
Other comprehensive income		250,000	250,000		250,000
Balance at Jun. 30, 2014		4,762,650,000	4,685,603,000	4,557,641,000	250,000	127,712,000	77,047,000	[3]
Balance at Mar. 31, 2014
Increase (Decrease) in Shareholders' Equity
Net income									19,778,000
Other comprehensive income									661,000
Balance at May. 13, 2014										$ 100,000,000	$ 1,053,582,000
Balance (in shares) at May. 13, 2014										1,000	45,267,723

[1]	The decrease to Retained earnings during the period beginning January 1, 2014 and ending May 13, 2014, included a special dividend of $600,000, which we were required to pay to AIG prior to the completion of the AerCap Transaction in accordance with the Share Purchase Agreement. See Note 1 -Basis of Preparation. The special distribution was recorded in Retained earnings as a dividend. An additional $1,370 was recorded in Retained earnings as a dividend, when we paid a fee to satisfy a statutory law requirement on behalf of AIG, net of a $9,626 receipt from AIG for certain expected separate company tax liabilities, as required under the AerCap sales agreement. Additionally, we recorded a decrease in Retained earnings of $5,298, net of tax of $2,889, to record a non-cash dividend reflecting the difference between the proceeds received and the net carrying value of a corporate aircraft sold to AIG prior to the Closing Date.
[2]	We recorded an increase of $296, net of tax of $161, in connection with settlement of the AIG Non-Qualified Income Plan liability, and a decrease of $233 for adjustments to state taxes payable.
[3]	Non-controlling interest represents Successor presentation of Market Auction Preferred Stock ("MAPS"), which were included in Predecessor Shareholders' equity. The MAPS are held by independent third parties and therefore classified as non-controlling interest in the Successor Condensed, Consolidated Financial Statements.